Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets [Abstract]
Intangible assets, net
14.	Intangible assets, net

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Cost
—Software	3,717	3,717
	3,717	3,717
Accumulated amortization	(1,382)	(2,125)
Carrying amount	2,335	1,592